COMMON SHARES - Acquisition of TC Pipelines, LP (Details)	Mar. 03, 2021 shares
TC PipeLines, LP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares issued (in shares)	37,955,093